Consolidated statement of changes in equity - EUR (€) € in Millions	Equity attributable to the owners	Share capital	Additional paid-in capital.	Treasury shares.	Accumulated losses	Currency reserve3	Pensions reserve	Revaluation surplus4	Other5	Non-controlling interests.	Total
Beginning balance at Mar. 31, 2018	€ 69,900	€ 4,796	€ 150,197	€ (8,463)	€ (104,462)	€ 27,807	€ (1,172)	€ 1,227	€ (30)	€ 1,043	€ 70,943
Issue or reissue of shares	1		(1,741)	1,834	(92)						1
Share-based payments	199		199							34	233
Issue of mandatory convertible bonds	3,848		3,848								3,848
Transactions with non-controlling interests ('NCI') in subsidiaries	(129)				(129)					307	178
Dividends	(4,022)				(4,022)					(602)	(4,624)
Comprehensive (expense)/income	(6,333)				(8,020)	1,477	(33)		243	445	(5,888)
Profit (loss)	(8,020)				(8,020)					376	(7,644)
Other comprehensive income											1,756
OCI - before tax	(337)					(594)	(33)		290	73	(264)
OCI - taxes	(55)					(8)			(47)	(4)	(59)
Transfer to the income statement	2,079					2,079					2,079
Purchase of treasury shares	(1,246)			(1,246)							(1,246)
Ending balance at Mar. 31, 2019	62,218	4,796	152,503	(7,875)	(116,725)	29,284	(1,205)	1,227	213	1,227	63,445
Adoption of IFRS | Impact of adoption of IFRS 16	(261)				(261)					4	(257)
1 April Equity brought forward	61,957	4,796	152,503	(7,875)	(116,986)	29,284	(1,205)	1,227	213	1,231	63,188
Issue or reissue of shares	7	1	1	73	(68)						7
Share-based payments	125		125							11	136
Transactions with non-controlling interests ('NCI') in subsidiaries	(58)				(58)					(102)	(160)
Dividends	(2,317)				(2,317)					(348)	(2,665)
Comprehensive (expense)/income	1,696				(920)	(976)	526		3,066	423	2,119
Profit (loss)	(920)				(920)					465	(455)
Other comprehensive income											2,574
OCI - before tax	3,460					(951)	640		3,771	(46)	3,414
OCI - taxes	(800)					19	(114)		(705)	(4)	(804)
Transfer to the income statement	(44)					(44)				8	(36)
Ending balance at Mar. 31, 2020	61,410	4,797	152,629	(7,802)	(120,349)	28,308	(679)	1,227	3,279	1,215	62,625
Issue or reissue of shares	3		(1,943)	2,033	(87)						3
Share-based payments	126		126							10	136
Transactions with non-controlling interests ('NCI') in subsidiaries	1,149				1,149					748	1,897
Dividends	(2,412)				(2,412)					(384)	(2,796)
Comprehensive (expense)/income	(4,069)				112	117	(555)		(3,743)	423	(3,646)
Profit (loss)	112				112					424	536
Other comprehensive income											(4,182)
OCI - before tax	(5,192)					124	(686)		(4,630)		(5,192)
OCI - taxes	1,024					6	131		887	3	1,027
Transfer to the income statement	(13)					(13)				(4)	(17)
Purchase of treasury shares	(403)			(403)							(403)
Ending balance at Mar. 31, 2021	€ 55,804	€ 4,797	€ 150,812	€ (6,172)	€ (121,587)	€ 28,425	€ (1,234)	€ 1,227	€ (464)	€ 2,012	€ 57,816